Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials and components	$ 23,130	$ 36,979
Products in process	12,494	9,189
Finished products	5,436	5,339
Inventories	$ 41,060	$ 51,507